Statement of Cash Flows (FY)	8 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net income	$ 300,433
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(6,461)
Offering costs allocated to warrant liabilities	258,548
Change in fair value of warrant liabilities	(597,567)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(640,614)
Accrued offering costs and expenses	21,655
Due to related party	1,613
Net cash used in operating activities	(662,393)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(191,647,500)
Overpayment of amount due to related party	(25,000)
Net cash provided by (used in) investing activities	(191,672,500)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters' discount	186,300,000
Proceeds from private placement	7,347,500
Payment of promissory notes to related party	(204,841)
Payment of offering costs	(366,538)
Net cash provided by financing activities	193,076,121
Net change in cash	741,228
Cash, beginning of the period
Cash, end of the period	741,228
Supplemental disclosure of cash flow information:
Initial classification of warrant liabilities	7,813,589
Accretion of common stock to redemption value	13,802,926
Deferred offering costs paid through issuance of founder shares	25,000
Deferred offering costs paid through issuance of promissory note	204,841
Deferred offering costs included in accrued offering costs and expenses	$ 13,243